Biological assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of biological assets [Line Items]
Balance	$ 3,629,734	$ 3,085,925	$ 2,610,661
Increase due to purchases	890,634	842,052	940,713
Sales	(87,230)	(109,776)	3,032
Net increase due to births	2,389,731	2,274,755	1,647,535
Production cost	32,424,234	31,135,820	27,404,244
Depreciation	(2,058,461)	(1,903,086)	(1,475,470)
Transfers to inventories	(33,547,127)	(31,921,655)	(28,169,331)
Other	(81,819)	225,699	124,541
Balance	3,559,696	3,629,734	3,085,925
Current biological assets [member]
Disclosure of biological assets [Line Items]
Balance	1,961,191	1,651,794	1,501,428
Increase due to purchases	291,361	237,525	337,632
Sales	0	0	0
Net increase due to births	277,621	240,085	225,000
Production cost	30,892,045	29,620,380	26,283,885
Depreciation	0	0	0
Transfers to inventories	(31,435,017)	(29,886,985)	(26,746,796)
Other	(45,008)	98,392	50,645
Balance	1,942,193	1,961,191	1,651,794
Non-current biological assets [member]
Disclosure of biological assets [Line Items]
Balance	1,668,543	1,434,131	1,109,233
Increase due to purchases	599,273	604,527	603,081
Sales	(87,230)	(109,776)	3,032
Net increase due to births	2,112,110	2,034,670	1,422,535
Production cost	1,532,189	1,515,440	1,120,359
Depreciation	(2,058,461)	(1,903,086)	(1,475,470)
Transfers to inventories	(2,112,110)	(2,034,670)	(1,422,535)
Other	(36,811)	127,307	73,896
Balance	$ 1,617,503	$ 1,668,543	$ 1,434,131